EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Jun. 30, 2024
EXPLORATION AND EVALUATION ASSETS [Abstract]
Exploration and Evaluation Assets
Titan Project (1)
US$
2024
Carrying amount at July 1, 2023	3,059,021
Additions	3,055,040
Carrying amount at June 30, 2024 (1) (2)	6,114,061

2023
Carrying amount at July 1, 2022	2,431,229
Additions	627,792
Carrying amount at June 30, 2023 (2)	3,059,021

Notes:

(1)
At June 30, 2024, the Titan Project comprised of approximately 11,054 acres of surface and associated mineral rights in Tennessee prospective for heavy mineral sands, including titanium, rare earth minerals, high grade silica sand, and zircon, of which approximately 1,486 acres are owned by IperionX, approximately 242 acres are subject to long-term lease by IperionX, and approximately 9,326 acres are subject to exclusive option agreements with IperionX. These exclusive option agreements, upon exercise, allow the Group to lease, or in some cases purchase, the surface property and associated mineral rights.

(2)	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.